Equity (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Share Capital	Issued shares

	June 30, 2022	December 31, 2021
	Number of shares	Number of shares
Ordinary shares	33,765,967	33,151,881

	33,765,967	33,151,881